Segment reporting (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segment reporting
Vessel revenue	$ 298,241	$ 241,219
Vessel operating costs	(139,904)	(97,986)
Voyage expenses	(4,372)	(3,444)
Charterhire	(35,169)	(38,904)
Depreciation	(87,547)	(61,541)
General and administrative expenses	(26,972)	(23,602)
Loss on sales of vessels and write-down of vessel held for sale		(23,352)
Merger transaction related costs	(271)	(32,530)
Bargain purchase gain		5,417
Financial expenses	(88,367)	(46,694)
Loss on exchange of convertible notes	(16,968)
Realized loss on derivative financial instruments		(116)
Financial income	730	489
Other expenses, net	(96)	1,262
Net loss	(100,695)	(79,782)
Reportable segments
Segment reporting
Vessel revenue	298,241	241,219
Vessel operating costs	(139,904)	(97,986)
Voyage expenses	(4,372)	(3,444)
Charterhire	(35,169)	(38,904)
Depreciation	(87,547)	(61,541)
General and administrative expenses	(6,063)	(4,504)
Loss on sales of vessels and write-down of vessel held for sale		(23,352)
Realized loss on derivative financial instruments		(116)
Financial income	312	174
Other expenses, net	(46)	1,494
Net loss	25,452	13,040
Reportable segments | LR1/Panamax
Segment reporting
Vessel revenue	23,611	2,215
Vessel operating costs	(14,781)	(340)
Voyage expenses	(573)	(20)
Charterhire		(2,230)
Depreciation	(9,565)	(281)
General and administrative expenses	(593)	(29)
Financial income	39	4
Net loss	(1,862)	(681)
Reportable segments | Handymax
Segment reporting
Vessel revenue	48,237	52,502
Vessel operating costs	(24,163)	(23,874)
Voyage expenses	(235)	(2,716)
Charterhire	(10,308)	(11,759)
Depreciation	(9,020)	(9,005)
General and administrative expenses	(1,116)	(1,068)
Financial income	8	71
Other expenses, net	(46)	1,494
Net loss	3,357	5,645
Reportable segments | LR2
Segment reporting
Vessel revenue	100,066	65,891
Vessel operating costs	(45,736)	(25,529)
Voyage expenses	(2,966)	(298)
Charterhire	(4,652)	(2,748)
Depreciation	(36,010)	(22,610)
General and administrative expenses	(1,924)	(1,193)
Realized loss on derivative financial instruments		(116)
Financial income	10	7
Net loss	8,788	13,404
Reportable segments | MR
Segment reporting
Vessel revenue	126,327	120,611
Vessel operating costs	(55,224)	(48,243)
Voyage expenses	(598)	(410)
Charterhire	(20,209)	(22,167)
Depreciation	(32,952)	(29,645)
General and administrative expenses	(2,430)	(2,214)
Loss on sales of vessels and write-down of vessel held for sale		(23,352)
Financial income	255	92
Net loss	15,169	(5,328)
Corporate and eliminations
Segment reporting
General and administrative expenses	(20,909)	(19,098)
Merger transaction related costs	(271)	(32,530)
Bargain purchase gain		5,417
Financial expenses	(88,367)	(46,694)
Loss on exchange of convertible notes	(16,968)
Financial income	418	315
Other expenses, net	(50)	(232)
Net loss	$ (126,147)	$ (92,822)